Expense Example {- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund & Fidelity Small Cap Value Fund Retail Combo PRO-07 - Fidelity® Small Cap Growth Fund - Fidelity Small Cap Growth Fund-Retail Class
Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 111
3 years	347
5 years	601
10 years	$ 1,329